Company Financial Information Condensed Balance Sheet Parent Corporation (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 4,789	$ 4,704
Other assets	20,954	19,626
Total assets	333,469	393,780
Long-term debt	24,463	21,547
Total liabilities	293,889	354,805
Shareholders’ equity	38,811	38,037
Total liabilities, temporary equity and permanent equity	333,469	393,780
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	9,117	9,383
Securities	1,693	26
Loans, net of allowance	7	20
Investment in and advances to subsidiaries and associated companies:	59,401	57,561
Corporate-owned life insurance	744	728
Other assets	885	1,509
Total assets	71,847	69,227
Deferred compensation	464	473
Affiliate borrowings	7,107	8,243
Other liabilities	1,445	1,623
Long-term debt	24,020	20,851
Total liabilities	33,036	31,190
Shareholders’ equity	38,811	38,037
Total liabilities, temporary equity and permanent equity	71,847	69,227
Nonbank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	26,630	27,405
Bank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 32,771	$ 30,156